Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of selling, general and administrative expenses

	12.31.2017	12.31.2016	12.31.2015
Managers, directors and trustees’ fees	82,545,414	56,245,833	41,450,469
Fees and compensation for services	55,272,907	38,903,933	28,868,326
Salaries, wages and social security charges	379,000,373	338,886,731	249,198,981
Transport and travelling expenses	18,276,082	12,953,874	9,286,291
Data processing	12,140,776	9,861,482	7,205,049
Advertising expenses	29,809,668	21,879,658	17,230,314
Taxes, contributions and commissions	373,688,284	249,386,803	211,921,874
Depreciation and amortization	14,682,374	12,797,816	12,738,008
Preservation and maintenance costs	6,845,057	4,148,916	3,079,765
Communications	8,661,854	7,276,515	5,225,196
Leases	16,327,670	13,633,690	10,267,076
Employee benefits	19,538,673	11,518,598	7,949,917
Water, natural gas and energy services	971,358	484,698	216,798
Freight	145,665,092	120,204,361	88,406,528
Insurance	6,619,761	3,661,215	944,090
Allowance for doubtful accounts	(712,460)	6,446,074	393,893
Security	2,441,916	1,182,728	931,904
Others	27,282,139	19,857,988	17,121,804

Total	1,199,056,938	929,330,913	712,436,283